NOTES PAYABLE (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Notes Payable [Abstract]
Notes payable in default, including related parties
	June 30, 2020	December 31, 2019
Dr. Imhoff	$-	$199
Dr. Cartwright	2	2
Ms. Rosenstock	-	50
Mr. Fowler	26	26
Mr. Mermelstein	264	244
GPB	17	17
Aquarius	-	108
Accilent	-	58
Mr. Blumberg	-	70
Mr. James	-	2
Notes payable in default	$309	$776

	December 31, 2019	December 31, 2018
Dr. Imhoff	$199	$199
Dr. Cartwright	2	2
Ms. Rosenstock	50	50
Mr. Fowler	26	26
Mr. Mermelstein	244	211
GHS	-	15
GPB	17	17
Aquarius	108	108
Accilent	58	-
Mr. Blumberg	70	70
Mr. James	2	2
Notes payable in default	$776	$700

Short-term notes payable, including related parties
	June 30, 2020	December 31, 2019
Dr. Imhoff	$-	$167
Dr. Cartwright	48	48
Dr. Faupel	5	5
Mr. Case	-	150
Mr. Mamula	-	15
Mr. Gould	-	100
K2 (Shenghuo)	-	203
Everest	-	8
Premium Finance (insurance)	1	58
Mr. Blumberg	-	223
Mr. Grimm	-	49
Short-term notes payable, including related parties	$54	$1,026

	December 31, 2019	December 31, 2018
Dr. Imhoff	$167	$135
Dr. Cartwright	48	144
Dr. Faupel	5	123
Ms. Maloof	-	25
Mr. Case	150	150
Mr. Mamula	15	-
Mr. Gould	100	50
K2 (Shenghuo)	203	177
Everest	8	-
Premium Finance (insurance)	58	50
Mr. Blumberg	223	45
Mr. Grimm	49	-
Short-term notes payable, including related parties	$1,026	$899